Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 1,608,164	$ 1,608,164
Less: accumulated depreciation	(1,476,835)	(1,432,727)
Property and equipment, net	131,329	175,437
Housing and Welfare [Member]
Property, Plant and Equipment [Line Items]
Total	4,312	4,312
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	4,013	4,013
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total	5,605	5,605
Production Facilities [Member]
Property, Plant and Equipment [Line Items]
Total	93,049	93,049
Drilling and Production Tools [Member]
Property, Plant and Equipment [Line Items]
Total	1,499,535	1,499,535
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,650	$ 1,650